Taxation (Details) ¥ in Millions, $ in Millions					12 Months Ended				24 Months Ended				36 Months Ended		53 Months Ended
	Nov. 30, 2024	Jan. 01, 2023	Jan. 01, 2021	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027	Jun. 30, 2025 CNY (¥)	Jun. 30, 2022 USD ($)
Taxation [Line Items]
Tax rates regime (in Dollars)				$ 2.0
Effective income tax, percentage				8.25%
PRC Income tax, rate					25.00%	25.00%	25.00%	25.00%
Preferential tax, percentage	15.00%				15.00%	15.00%
Annual taxable income													$ 139,595	¥ 1
Favorable tax rate description		The Group’s subsidiary Scage Nanjing is subject to a favorable tax rate of 15% as a “High and New Technology Enterprise” (“HNTE”), all the Group’s other subsidiaries are subject to a favorable tax rate of 5% or 5% as small, low-profit enterprises.
Preferential tax rate					0.01%	0.01%	0.01%	0.01%
Net operating loss period					10 years	10 years
Net operating loss carryforwards (in Dollars)					$ 21,406,430		$ 15,565,700
Deferred tax assets valuation allowance (in Dollars)					$ 3,397,705		$ 2,413,846	$ 1,731,915									$ 968,543
Hong Kong [Member]
Taxation [Line Items]
Tax rates regime (in Dollars)				$ 2.0
Effective income tax, percentage				16.50%
PRC [Member]
Taxation [Line Items]
Income tax rate differential, percentage					25.00%	25.00%
PRC Income tax, rate					25.00%	25.00%
Other assets					$ 6,979,731											¥ 50
R&D percentage		100.00%
Net operating loss period					5 years	5 years
PRC [Member] | Caishui [Member]
Taxation [Line Items]
Annual taxable income					$ 418,784	¥ 3
State Administration of Taxation, China [Member]
Taxation [Line Items]
Annual taxable income											$ 139,595	¥ 1
State Administration of Taxation, China [Member] | PRC [Member]
Taxation [Line Items]
Preferential income tax rate											2.50%	2.50%
Taxable income rate											12.50%	12.50%
Enterprises income tax rate											20.00%	20.00%
Ministry of Finance and State Taxation Administration [Member] | PRC [Member]
Taxation [Line Items]
Preferential tax, percentage			50.00%
Annual taxable income									$ 139,595	¥ 1			$ 418,784	¥ 3
Preferential income tax rate									5.00%	5.00%			5.00%	5.00%
Taxable income rate									25.00%	25.00%			25.00%	25.00%
Enterprises income tax rate									20.00%	20.00%			20.00%	20.00%
R&D percentage			100.00%
Ministry of Finance and State Taxation Administration [Member] | PRC [Member] | Forecast [Member]
Taxation [Line Items]
Preferential income tax rate															5.00%
Taxable income rate															25.00%
Enterprises income tax rate															20.00%